CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Cash flows from operating activities
Net income from continuing operations	$ 33,440,066	$ 24,313,653	$ 24,375,545
Adjustments to reconcile net income to net cash provided by continuing operating activities
Depreciation of property and equipment	7,023,754	5,203,847	2,786,645
Amortization of intangible assets	343,578	490,883	678,933
Loss on disposal of property and equipment	20,754	70,637
Share-based compensation	8,283,900	7,901,243	5,306,472
Impairment loss on long-term prepayment	594,162
Impairment loss on intangible assets and goodwill		139,660
Impairment loss on long-term investment		235,397
Gain on extinguishment of liabilities			(133,159)
Changes in operating assets and liabilities
Inventory	(186,556)	(105,784)	9,510
Prepaid expenses and other current assets	(1,658,720)	(4,265,046)	(2,639,484)
Deferred income taxes	(636,479)	(430,239)	(673,512)
Rental deposit	(633,468)	(1,727,479)	(667,358)
Accounts payable	(1,582,639)	1,582,054	(60,198)
Deferred revenue	16,919,844	34,916,007	21,202,797
Amounts due to related parties			(28,626)
Accrued expenses and other current liabilities	1,340,546	7,313,423	1,516,279
Income tax payable	2,141,003	(2,240,585)	2,359,117
Net cash provided by operating activities-continuing operations	65,409,745	73,397,671	54,032,961
Net cash used in operating activities-discontinued operations			(210,338)
Net cash provided by operating activities	65,409,745	73,397,671	53,822,623
Cash flows from investing activities
Restricted cash	(2,040,497)
Purchase of term deposits	(46,123,942)	(64,358,102)	(25,870,071)
Proceeds from maturity of term deposits	32,341,342	79,900,057
Purchase of property and equipment (building comprised of $nil, $(62,474,175) and $(922,713) for years ended February 28, 2011, February 29, 2012 and February 28, 2013)	(6,163,284)	(72,631,938)	(5,164,709)
Proceeds from disposal of property and equipment	89,775	3,224
Payments for purchase of intangible assets	(765,108)	(1,891,637)
Sales of available-for-sale securities			1,470,660
Payment for long-term investment	(5,456,991)	(117,363)
Net cash used in investing activities-continuing operation	(28,118,705)	(59,095,759)	(29,564,120)
Net cash used in investing activities-discontinued operations			(3,829)
Net cash used in investing activities	(28,118,705)	(59,095,759)	(29,567,949)
Cash flows from financing activities
Proceeds from initial public offering			129,433,200
Payment of issuance cost in connection with IPO		(387,000)	(2,094,905)
Payment of deferred acquisition consideration			(344,909)
Dividend to shareholders	(39,030,038)		(30,000,000)
Class B common shares subscription received			120,000
Payback of convertible loan			(500,000)
Payment for previous acquisition		(83,022)
Payment for share repurchase	(2,435,037)
Net cash provided by/ (used in) financing activities	(41,465,075)	(470,022)	96,613,386
Effect of exchange rate changes	674,941	1,582,216	1,545,120
Net increase/(decrease) in cash and cash equivalents	(3,499,094)	15,414,106	122,413,180
Cash and cash equivalents at the beginning of year	188,579,767	173,165,661	50,752,481
Cash and cash equivalents at the end of year	185,080,673	188,579,767	173,165,661
Supplement disclosure of cash flow information:
Income tax paid	2,404,796	6,686,919	2,846,739
Interest expense paid			53,014
Non-cash investing and financing activities:
Payable for purchase of property and equipment	728,516	370,288	177,932
Payable for investment in Holiday School	$ 120,554	$ 119,171